Equity - Summary of Dividends Paid by the Group (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 145,145	$ 103,329	$ 96,529
Dividends paid, ordinary shares per share (USD per share)	$ 0.9840	$ 0.7020	$ 0.6558
Class A
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 53,687	$ 38,082	$ 38,462
Dividends paid, ordinary shares per share (USD per share)	$ 0.9840	$ 0.7020	$ 0.7090
Class B
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 91,458	$ 65,247	$ 58,067
Dividends paid, ordinary shares per share (USD per share)	$ 0.9840	$ 0.7020	$ 0.6247